Note 25 - Income Taxes - Schedule of Deferred Tax Assets (Liabilities) Components (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Deferred income tax assets	$ 27,206	$ 22,922
Deferred tax expense (income)	14,782	4,546
Deferred income tax assets	42,724	27,206
Net deferred tax assets	26,927	22,381
Net deferred tax assets	41,709	26,927
Unrecognized deferred tax assets	(26,927)
Deferred tax expense (income), adjustment	14,782	4,546
Unrecognized deferred tax assets	(41,709)	(26,927)
Net deferred tax balance	0	0
Deferred tax expense (income), net	0	0
Net deferred tax balance	0	0
Non-capital loss [member]
Statement Line Items [Line Items]
Deferred income tax assets	15,182	14,192
Deferred tax expense (income)	6,156	990
Deferred income tax assets	21,338	15,182
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred income tax assets	49	55
Deferred tax expense (income)	(42)	(6)
Deferred income tax assets	7	49
Share issuance costs and CEC [member]
Statement Line Items [Line Items]
Deferred income tax assets	290	356
Deferred tax expense (income)	306	(66)
Deferred income tax assets	596	290
Investment [member]
Statement Line Items [Line Items]
Deferred income tax assets	60	98
Deferred tax expense (income)		(38)
Deferred income tax assets	79	60
Deferred income tax liabilities	(787)	0
Deferred income tax liabilities	0
Investment [member] | Deferred income tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax expense (income)	(787)
Investment [member] | Deferred income tax assets [member]
Statement Line Items [Line Items]
Deferred tax expense (income)	19
Investments in associates [member]
Statement Line Items [Line Items]
Deferred income tax assets	1,488	1,472
Deferred tax expense (income)	(168)	16
Deferred income tax assets	1,320	1,488
Site reclamation obligations [member]
Statement Line Items [Line Items]
Deferred income tax assets	1,354	1,206
Deferred tax expense (income)	(151)	148
Deferred income tax assets	1,203	1,354
Property and equipment [member]
Statement Line Items [Line Items]
Deferred income tax assets	531	479
Deferred income tax assets	601	531
Property and equipment	3
Deferred income tax liabilities	0
Deferred income tax liabilities		(24)
Property and equipment		3
Property and equipment [member] | Deferred income tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax expense (income)	(3)	27
Property and equipment [member] | Deferred income tax assets [member]
Statement Line Items [Line Items]
Deferred tax expense (income)	70	52
Mineral property interests [member]
Statement Line Items [Line Items]
Deferred income tax assets	8,234	5,003
Deferred income tax assets	17,570	8,234
Deferred income tax liabilities	(228)	(282)
Deferred income tax liabilities	(282)	(517)
Mineral property interests [member] | Deferred income tax liabilities [member]
Statement Line Items [Line Items]
Deferred tax expense (income)	54	235
Mineral property interests [member] | Deferred income tax assets [member]
Statement Line Items [Line Items]
Deferred tax expense (income)	9,336	3,231
Capital lease obligation [member]
Statement Line Items [Line Items]
Deferred income tax assets	18	61
Deferred tax expense (income)	(18)	(43)
Deferred income tax assets	0	18
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred income tax assets	0
Deferred tax expense (income)	11
Deferred income tax assets	11	0
Deferred income tax assets [member]
Statement Line Items [Line Items]
Deferred tax expense (income)	15,518	4,284
Allowance for credit losses [member]
Statement Line Items [Line Items]
Unrecognized deferred tax assets	$ (26,927)	(22,381)
Deferred tax expense (income), adjustment		4,546
Unrecognized deferred tax assets		$ (26,927)